OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities
Other liabilities

a)	Other liabilities

	R$ thousands
	On December 31, 2022	On December 31, 2021
Other financial liabilities	92,556,433	86,407,304
Credit card transactions (1)	33,097,889	27,368,218
Foreign exchange transactions (2)	37,404,746	36,784,241
Loan assignment obligations	4,484,288	5,199,819
Capitalization bonds	9,134,099	8,400,640
Securities trading	3,838,999	3,992,900
Lease liabilities (Note 23b)	4,596,412	4,661,486

Other liabilities	41,052,291	35,683,882
Third party funds in transit (3)	7,750,360	7,831,919
Provision for payments	11,527,472	9,065,571
Sundry creditors	4,780,536	4,389,071
Social and statutory	5,570,334	504,418
Other taxes payable	2,309,741	2,535,903
Liabilities for acquisition of assets and rights	822,479	1,375,489
Other	8,291,369	9,981,511
Total	133,608,724	122,091,186
(1)	Refers to amounts payable to merchants;
(2)	Primarily refers to Bradesco’s sales in foreign currency to customers and its rights in domestic currency, resulting from exchange sale operations; and
(3)	Primarily refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas.

Lease liabilities

b)	Lease liabilities

R$ thousands
Closing balance on December 31, 2020	5,093,143
Remeasurement and new contracts	776,400
Payments	(1,685,513)
Appropriation of financial charges	462,399
Foreign exchange variation	15,057
Closing balance on December 31, 2021	4,661,486

Closing balance on December 31, 2021	4,661,486
Remeasurement and new contracts	1,064,802
Payments	(1,916,000)
Appropriation of financial charges	804,378
Foreign exchange variation	(18,254)
Closing balance on December 31, 2022	4,596,412